May 30, 2000

      THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER SMALL CAP VALUE FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       148s0500


                                                                    May 30, 2000


                         THE DREYFUS/LAUREL FUNDS, INC.
                      DREYFUS PREMIER SMALL CAP VALUE FUND

                Supplement to Statement of Additional Information
                               Dated March 1, 2000


     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

Class B Shares - Automatic Withdrawal Plan

     For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.




                                                                  May 30, 2000

    THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER TAX MANAGED GROWTH FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       149s0500


                                                                    May 30, 2000


                         THE DREYFUS/LAUREL FUNDS, INC.
                     DREYFUS PREMIER TAX MANAGED GROWTH FUND

                Supplement to Statement of Additional Information
                               Dated March 1, 2000


     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

Class B Shares - Automatic Withdrawal Plan

     For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.





                                                                    May 30, 2000

    THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER LARGE COMPANY STOCK FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       318s0500



                                                                    May 30, 2000



                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS PREMIER LARGE COMPANY STOCK FUND

                Supplement to Statement of Additional Information
                               Dated March 1, 2000


     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

Class B Shares - Automatic Withdrawal Plan

     For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.


                                                                    May 30, 2000

       THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER MIDCAP STOCK FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       330s0500

                                                                    May 30, 2000

                         THE DREYFUS/LAUREL FUNDS, INC.
                        DREYFUS PREMIER MIDCAP STOCK FUND

                Supplement to Statement of Additional Information
                               Dated March 1, 2000


     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

Class B Shares - Automatic Withdrawal Plan

     For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.



                                                                    May 30, 2000

         THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER BALANACED FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       342s0500

                                                                    May 30, 2000

    THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER LIMITED TERM INCOME FUND

                            SUPPLEMENT TO PROSPECTUS

                               DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       345s0500




                                                                    May 30, 2000



                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS PREMIER LIMITED TERM INCOME FUND
                          DREYFUS PREMIER BALANCED FUND


                Supplement to Statement of Additional Information
                               Dated March 1, 2000


     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

Class B Shares - Automatic Withdrawal Plan

     For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.





                                                                    May 30, 2000

    THE DREYFUS/LAUREL FUNDS, INC. DREYFUS PREMIER SMALL COMPANY STOCK FUND

                           SUPPLEMENT TO PROSPECTUS

                              DATED MARCH 1, 2000

      THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "YOUR INVESTMENT -- SERVICES FOR FUND INVESTORS."

Class B Shares -- Dreyfus Automatic Withdrawal Plan

      For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Dreyfus Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal.

                                                                       385s0500


                                                                    May 30, 2000



                         THE DREYFUS/LAUREL FUNDS, INC.
                    DREYFUS PREMIER SMALL COMPANY STOCK FUND

                Supplement to Statement of Additional Information
                               Dated March 1, 2000


     The following information supplements the information contained in the section of the Fund's Statement of Additional Information entitled "Shareholder Services - Automatic Withdrawal Plan."

Class B Shares - Automatic Withdrawal Plan

     For any Fund account opened on or after July 24, 2000, or any existing Fund account to which the Automatic Withdrawal Plan ("AWP") is added on or after July 24, 2000, there will be no CDSC on Class B shares redeemed pursuant to an AWP withdrawal, as long as the amount of the withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the AWP, or the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the AWP that exceed such amounts will be subject to a CDSC.